Expense Example - Castle Tandem Fund - No-Load	Nov. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	$ 1,840